Leases (Details) - Schedule of Maturities of Lease Liabilities $ in Thousands	Sep. 30, 2024 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
2024 (three months ended December 31, 2024)	$ 104
2025	365
2026	366
2027	360
2028	340
2029	330
2030	37
Total lease payments	$ 1,902